EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE [Text Block]

21. EARNINGS PER SHARE

A summary of the Company's calculation of basic and diluted earnings per share is as follows:

	Year ended	Two months ended	Year ended
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Net loss from continuing operations after income taxes	(3,756,729)	(51,439)	(3,223,468)
Net loss from discontinued operations after income taxes	(212,813)	(22,965)	(81,817)
Net loss	(3,969,542)	(74,404)	(3,305,285)
Weighted average number of common shares outstanding	119,794,951	120,047,814	120,047,814
Dilutive effect of warrants and stock options outstanding	793,093	2,833,093	2,833,093
Diluted weighted average number of common shares outstanding	120,588,044	122,880,907	122,880,907
Basic and diluted loss per share, continuing operations	(0.03)	(0.00)	(0.03)
Basic and diluted loss per share, discontinued operations	(0.00)	(0.00)	(0.00)
Basic and diluted loss per share	(0.03)	(0.00)	(0.03)

The computation of diluted earnings per share excludes the effect of the potential exercise of warrants and stock options when the average market price of the common stock is lower than the exercise price of the respective warrant or stock option and when inclusion of these amounts would be anti-dilutive. For the year ended March 31, 2025, two months ended March 31, 2024, and the year ended January 31, 2024, the number of warrants excluded from the computation was 4,000,000, 1,200,000 and 1,200,000, respectively. For the year ended March 31, 2025, two months ended March 31, 2024, and the year ended January 31, 2024, the number of stock options excluded from the computation was 1,803,333, 1,100,000 and 899,999, respectively. In addition, for the year ended March 31, 2025, two months ended March 31, 2024 and the year ended January 31, 2024, the computation of diluted earnings per share excludes the potential issuance of 1,207,200 remaining earn out shares (Note 15) as the market price of the common shares has not been high enough to trigger an earn out event.